Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 141,585	$ 82,920
Less: Accumulated depreciation	(71,070)	(41,438)
Property, plant and equipment, net	70,515	41,482
Depreciation	14,400	14,800	14,000
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	31	61
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	13,026	2,227
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	14,274	8,029
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	47,364	19,006
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	13,997	2,737
Surgical instruments [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 52,893	$ 50,860